Cash, Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2021
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Schedule of breakdown of cash, cash equivalents and restricted cash
The following table shows the breakdown of cash, cash equivalents and restricted cash as of December 31, 2020, and June 30, 2021:

	December 31, 2020	June 30, 2021

	(in thousands)
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$59,056	$96,252
Cash and Cash equivalents held by the lessor VIE	215	104
Restricted cash	—	—

Total cash, cash equivalents and restricted cash	$59,271	$96,356